Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
Schedule of subsidiaries, VIEs and subsidiaries of VIEs
			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
I Game Limited	Cayman Island	May 20, 2014	100%	Investment holding
Convergence Investment Co. Ltd.	Cayman Island	July 17, 2015	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Mobile value-added services
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Shanghai Meowpaw Information Technology Co., Ltd. (“Meowpaw”)	PRC	January 14, 2015	75%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd. (“Fenghuang Interactive Entertainment “)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Chengdu Huanyou Tianxia Network Technology Co., Ltd. (“Chengdu Huanyou”)	PRC	January 20, 2015	100%	Game
Shanghai Yixi Network Technology Co., Ltd. (“ Yixi”)	PRC	March 26, 2015	100%	Software development
Beijing Fenghuang Convergence Investment Co., Ltd. (“Fenghuang Convergence”)	PRC	September 18, 2015	100%	Investment holding
Beijing Fenghuang Yunfu Information Technology Co., Ltd. (“Fenghuang Yunfu “)	PRC	April 12, 2016	100%	Software development
Beijing Kanpanbao Technology Co., Ltd. (“Kanpanbao “)	PRC	April 15, 2016	70%	Software development
Shanghai Fengyu Shixun Technology Co., Ltd (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Mobile value-added services

Schedule of consolidated financial information of Group's VIEs
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Current assets	1,075,360	965,552	139,068
Non-current assets	79,211	72,379	10,425
Total assets	1,154,571	1,037,931	149,493
Short-term bank loans	—	2,000	288
Accounts payable	282,509	216,978	31,251
Amounts due to related parties	2,694	1,447	208
Amounts due to inter-company entities	406,538	386,969	55,735
Advances from customers	13,745	18,420	2,653
Taxes payable	56,034	51,850	7,468
Salary and welfare payable	85,019	60,010	8,643
Accrued expenses and other current liabilities	62,695	87,264	12,569
Current liabilities	909,234	824,938	118,815
Non-current liabilities	19,680	20,979	3,022
Total liabilities	928,914	845,917	121,837

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenues	1,632,827	1,504,370	1,140,954	164,332
Net income/(loss)	53,141	22,329	(30,641)	(4,413)

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net cash (used in)/provided by operating activities	(110,741)	(91,907)	34,079	4,908
Net cash provided by/(used in) investing activities	403,635	(197,307)	(124,610)	(17,948)
Net cash provided by financing activities	10,000	250	2,000	288